Operating Leases	9 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Operating Leases

13. OPERATING LEASES

The Company officially adopted ASC 842 for the period on and after April 1, 2019 as permitted by ASU 2016-02. ASC 842 originally required all entities to use a “modified retrospective” transition approach that is intended to maximize comparability and be less complex than a full retrospective approach. On July 30, 2018, the FASB issued ASU 2018-11 to provide entities with relief from the costs of implementing certain aspects of the new leasing standard, ASU 2016-02 of which permits entities may elect not to recast the comparative periods presented when transitioning to ASC 842. As permitted by ASU 2018-11, the Company elect not to recast comparative periods, thusly.

As of April 1, 2019, the Company recognized approximately US$240,718, lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of April 1, 2019, with discounted rate of 4.325% adopted, being the average of Malayan Banking (Maybank) Berhad’s (Maybank) effective lending rate of 4.20% and OCBC Bank Berhad’s (OCBC) effective lending rate of 4.45%, as a reference for discount rate, as Maybank and OCBC are the principal bankers of the Company.

A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The initial recognition of operating lease right and lease liability as follow:

Gross lease payable	$264,382
Less: imputed interest	$(23,664)
Initial recognition as of April 1, 2019	$240,718

As of 31 December 2019, operating lease right of use asset as follow:

Initial recognition as of April 1, 2019	$240,718
Effect of translation exchange	$(441)
Accumulated amortisation	$(36,876)
Balance as of December 31, 2019	$203,401

As of 31 December 2019, operating lease liability as follow:

Initial recognition as of April 1, 2019	$240,718
Effect of translation exchange	$(441)
Less: gross repayment	$(43,983)
Add: imputed interest	$7,107
Balance as of December 31, 2019	$203,401
Less: lease liability, current	$(51,062)
Lease liability, non-current	$152,339

For the three and nine months ended December 31, 2019, the amortization of the operating lease right of use asset are $12,219 and $36,265 respectively. As the Company adopt ASC 842 on and after April 1, 2019, the Company did not incur nor accrue any amortization of operating lease right of use asset for the three and nine months ended December 31, 2018.

Maturities of operating lease obligation as follow:

Year ending
March 31, 2020 (3 months)	$12,560
March 31, 2021	$51,616
March 31, 2022	$53,894
March 31, 2023	$56,271
March 31, 2024	$29,060
Total	$203,401

Other information:

	Nine Months Ended	Nine Months Ended
	December 31, 2019	December 31, 2018
	(Unaudited)	(Unaudited)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating lease	$36,265	$-
Right-of-use assets obtained in exchange for operating lease liabilities	$203,401	$-
Remaining lease term for operating lease (years)	3.75	-
Weighted average discount rate for operating lease	4.325%	-

Lease expenses were $43,241 during the nine months ended December 31, 2019. As the Company adopted ASC 842 on and after April 1, 2019, the Company did not incur nor accrue any lease expenses for the nine months ended December 31, 2018.